Capital Stock (Tables)	12 Months Ended
Sep. 30, 2023
Capital Stock [Abstract]
Schedule of Black-Scholes Option Valuation Model, with the Following Weighted Average Assumptions	The fair values of these stock options were estimated at the dates of grant, which is December 30, 2022 for stock options granted in fiscal 2023 and November 1, 2021 for stock options granted in fiscal 2022, using the Black-Scholes Option Valuation Model, with the following weighted average assumptions:
	September 30, 2023	September 30, 2022
Stock price	$2.21	$4.10
Exercise price	$2.21	$4.10
Expected risk free interest rate	3.99%	1.20%
Expected volatility	174.20%	227.90%
Expected life in years	5	5
Expected dividend yield	nil	nil
Grant date fair value per option	$2.11	$4.06

Schedule of Outstanding Stock Options	A continuity schedule of outstanding stock options at September 30, and the changes during the periods, is as follows:
	Number of Stock Options	Weighted Average Exercise Price
		US$
Balance, September 30, 2021	-	-
Granted	365,000	4.10
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2022	365,000	4.10
Granted	90,000	2.21
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2023	455,000	3.73

Schedule of Outstanding Unvested Stock Options	A continuity schedule of outstanding unvested stock options at September 30, and the changes during the periods, is as follows:
	Number of Unvested Stock Options	Weighted Average Grant Date Fair Value
		US$
Balance, September 30, 2021	-	-
Granted	365,000	4.06
Vested	(273,750)	4.06
Forfeited	-	-
Balance, September 30, 2022	91,250	4.06
Granted	90,000	2.11
Vested	(158,750)	3.30
Forfeited	-	-
Balance, September 30, 2023	22,500	2.11

Schedule of Stock Options Outstanding and Exercisable	A summary of stock options outstanding and exercisable at September 30, 2023:
	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
November 1, 2021	365,000	4.10	8.08
December 30, 2022	67,500	2.21	9.25

Schedule of Stock-based Compensation Expense	A summary of stock-based compensation expense for the years ended September 30 2023, 2022 and 2021 is as follows:
	September 30, 2023	September 30, 2022	September 30, 2021
	US$	US$	US$

Common share awards	1,899,442	3,455,680	-
Stock option awards	265,631	1,357,369	-
Total	2,165,073	4,813,049	-